Leases - Disclosure of quantitative information about right-of-use assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Total cash outflow for amounts included in lease liabilities	$ 2,200	$ 2,372
Expense for variable payments not included in the lease liability	27	37
Short-term lease expense	482	409
Additions to right-of-use assets in the period	2,451	1,807
Gains (losses) arising from sale and leaseback transactions	$ 0	$ (1)